Share capital - Changes in options (Details) - Stock options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	11,974,300	13,008,364
Number of options, Options granted	711,306	3,217,378
Number of options, Options exercised	(1,245,455)	(3,785,174)
Number of options, Options cancelled	(288,663)	(466,268)
Number of options outstanding, ending	11,151,488	11,974,300
Weighted average exercise price, Options outstanding, beginning	$ 2.73	$ 2.14
Weighted average exercise price, Options granted	1.96	3.94
Weighted average exercise price, Options exercised	0.30	1.58
Weighted average exercise price, Options cancelled	4.93	2.85
Weighted average exercise price, Options outstanding, ending	$ 2.90	$ 2.73